Intangible assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets
12.	Intangible assets
Turkcell – 2G License
On 27 April 1998, the Company was granted a
25-year
GSM license (the “2G License”) for a consideration of USD 500,000, the carrying amount of the 2G license is TL 149,443 at 31 December 2019 (31 December 2018: TL 195,425) and it is amortized over 25 years.
Turkcell – 3G License
On 30 April 2009, the Company signed a license agreement (the “3G License”) with the ICTA, which provides authorization for providing IMT 2000/UMTS services and infrastructure. The Company acquired the
A-type
license providing the widest frequency band for a consideration of EUR 358,000 (excluding VAT). The license is effective for 20 years starting from 30 April 2009. The carrying amount of the 3G License is TL 359,071 at 31 December 2019 (31 December 2018: TL 397,543) and is amortized over 25 years.
Turkcell – 4.5G License
On 26 August 2015, the “Authorization Tender on IMT Services and Infrastructure” publicly known as the 4.5G license tender, was held by the Information Technologies and Communication Authority and the Company was granted a total frequency band of 172.4M Hz for 13 years for a consideration of EUR 1,623,460 (excluding VAT).
IMT authorization period expires on 30 April 2029 and operators commenced service delivery for 4.5G from 1 April 2016. 2x1.4 MHz frequency band in 900MHz spectrum and 2 units of 2x5 MHz frequency band in 2100 MHz spectrum were commenced on 1 December 2015, while remaining packages were commenced on 1 April 2016.
The carrying amount of the 4.5G License is TL 3,723,232 at 31 December 2019(31 December 2018: TL 4,125,743).

	Balance at 1 January 2019	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2019
Cost
Telecommunication licenses	8,722,998	8,871	(17,035)	29,161	—	388,622	9,132,617
Computer software	8,539,038	1,441,780	(44,952)	89,729	—	108,329	10,133,924
Transmission line software	73,139	1,240	—	—	—	—	74,379
Central betting system operating right	11,981	445	—	—	—	—	12,426
Indefeasible right of usage	117,618	—	—	—	—	—	117,618
Brand name	7,040	700	—	—	—	—	7,740
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Subscriber acquisition cost	2,034,053	1,232,539	(39,496)	—	—	21,763	3,248,859
Other	50,005	50,334	(61)	(8,972)	—	2,636	93,942
Construction in progress	18,007	85,202	—	(96,991)	(585)	7,819	13,452

Total	19,622,225	2,821,111	(101,544)	12,927	(585)	529,169	22,883,303

Accumulated amortization
Telecommunication licenses	2,948,235	611,197	(17,035)	—	17	90,554	3,632,968
Computer software	5,481,895	768,238	(41,214)	7,770	1,902	71,542	6,290,133
Transmission line software	67,017	4,585	—	—	—	—	71,602
Central betting system operating right	12,074	301	—	—	—	—	12,375
Indefeasible right of usage	31,855	8,565	—	—	—	—	40,420
Brand name	7,040	—	—	—	—	—	7,040
Customer base	12,211	437	—	—	—	—	12,648
Subscriber acquisition cost	974,200	495,861	(39,496)	—	—	17,041	1,447,606
Other	37,526	29,032	(61)	(7,940)	36	1,856	60,449

Total	9,572,053	1,918,216	(97,806)	(170)	1,955	180,993	11,575,241

Net book amount	10,050,172	902,895	(3,738)	13,097	(2,540)	348,176	11,308,062

Amortization expenses for the years ended 31 December 2019, 2018 and 2017 amounting to TL 1,920,756, TL 1,580,319 and TL 1,095,401, respectively include impairment losses and are recognized in cost of revenue.
Impairment losses on intangible assets for the years ended 31 December 2019, 2018 and 2017 are TL 2,540, TL 3,232 and TL 1,986, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 206,064 for the year ended 31 December 2019 (31 December 2018: TL 171,442). The amortization expenses related to capitalized software development costs for the years ended 31 December 2019, 2018 and 2017 amounting to TL 47,591, TL 40,934 and TL 37,532, respectively are recognized in cost of revenue.

	Balance at 1 January 2018	Impact of IFRS 15 adaption	Additions	Disposals	Transfers	Impairment	Disposal of subsidiary	Effects of movements in exchange rates	Balance at 31 December 2018
Cost
Telecommunication licenses	8,139,628	—	6,394	(220,986)	466,379	—	—	331,583	8,722,998
Computer software	7,117,116	—	1,175,040	(4,822)	159,453	—	(18,370)	110,621	8,539,038
Transmission line software	71,820	—	1,319	—	—	—	—	—	73,139
Central betting system operating right	11,981	—	—	—	—	—	—	—	11,981
Indefeasible right of usage	112,556	—	5,062	—	—	—	—	—	117,618
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	—	—	32,834
Subscriber acquisition cost	—	1,431,901	583,809	—	—	—	—	18,343	2,034,053
Other	42,749	—	7,473	(37)	11	—	(191)	—	50,005
Construction in progress	127,637	—	485,815	—	(618,032)	—	—	22,587	18,007

Total	15,678,873	1,431,901	2,264,912	(225,845)	7,811	—	(18,561)	483,134	19,622,225

Accumulated amortization
Telecommunication licenses	2,419,230	—	533,311	(184,582)	—	—	—	180,276	2,948,235
Computer software	4,770,880	—	663,967	(3,071)	—	3,232	(12,793)	59,680	5,481,895
Transmission line software	62,468	—	4,549	—	—	—	—	—	67,017
Central betting system operating right	11,491	—	583	—	—	—	—	—	12,074
Indefeasible right of usage	23,274	—	8,581	—	—	—	—	—	31,855
Brand name	6,512	—	528	—	—	—	—	—	7,040
Customer base	11,774	—	437	—	—	—	—	—	12,211
Subscriber acquisition cost	—	601,890	360,232	—	—	—	—	12,078	974,200
Other	32,834	—	4,899	(31)	—	—	(176)	—	37,526

Total	7,338,463	601,890	1,577,087	(187,684)	—	3,232	(12,969)	252,034	9,572,053

Net book amount	8,340,410	830,011	687,825	(38,161)	7,811	(3,232)	(5,592)	231,100	10,050,172